LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY (Tables)	12 Months Ended
Dec. 31, 2022
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Schedule of borrowings

	12.31.22			12.31.21
	Current	Non-current	Total	Current	Non-current	Total
Financial institution (c.1)	1,073,090	—	1,073,090	50	4	54
PSI	3	—	3	50	4	54
Law No. 4,131	1,073,087	—	1,073,087	—	—	—
Suppliers (c.2)	—	—	—	224,556	—	224,556

Debentures (c.3)	236,833	3,500,000	3,736,833	1,028,463	—	1,028,463
5th issue	—	—	—	1,028,463	—	1,028,463
7th issue	236,833	3,500,000	3,736,833	—	—	—

Leases (c.4)	3,503,167	8,529,436	12,032,603	2,907,481	8,322,618	11,230,099

5G Licences (c.5)	652,301	1,191,670	1,843,971	2,746,342	1,704,464	4,450,806

Liabilities for the acquisition of a company (c.6)	554,554	60,745	615,299	—	—	—

Total	6,019,945	13,281,851	19,301,796	6,906,892	10,027,086	16,933,978

All liabilities shown in the table above were contracted in local currency (R$), except for the loan from Citibank, contracted in foreign currency (US dollar).

Schedule of balance of amounts payable relating to finance leases

	12.31.22	12.31.21
Nominal value payable	15,760,333	13,997,417
Unrealized financial expenses	(3,727,730)	(2,767,318)
Present value payable (1)	12,032,603	11,230,099

Current	3,503,167	2,907,481
Non-current	8,529,436	8,322,618
(1)	On December 31, 2022 and 2021, the present value of balances payable, included R$55,960 and R$70,845, respectively, referring to lease agreements with Telefónica Group companies (Note 29).

Schedule of repayments by year of maturity

				Liabilities for
				the acquisition
				of a company -
Year	Debentures	Leases	5G Licenses	Vita IT	Total
2024	—	2,723,908	352,003	60,745	3,136,656
2025	1,500,000	1,830,887	52,531	—	3,383,418
2026	—	1,336,718	52,531	—	1,389,249
2027	2,000,000	931,904	52,531	—	2,984,435
2028 onwards	—	1,706,019	682,074	—	2,388,093
Total	3,500,000	8,529,436	1,191,670	60,745	13,281,851

Schedule of changes in borrowings

						Liabilities for the
						acquisition of a
						company -
	Loans and			Financing -		Garliava and Vita
	financing	Debentures	Leases	suppliers	5G Licenses	IT (Note 2.d)	Total
Balance on 12.31.20	112	2,044,576	10,818,778	375,700	—	—	13,239,166
Additions (1)	—	—	3,113,349	221,840	4,459,442	—	7,794,631
Financial charges (Note 28)	20	49,786	828,710	7,899	37,800	—	924,215
Issue costs	—	1,082	—	—	—	—	1,082
Write-offs (cancellation of contracts)	—	—	(270,164)	—	—	—	(270,164)
Write-offs (payments), principal	(74)	(1,028,312)	(2,455,690)	(370,635)	(46,436)	—	(3,901,147)
Write-offs (payments), financial charges	(4)	(38,669)	(804,884)	(10,248)	—	—	(853,805)
Balance on 12.31.21	54	1,028,463	11,230,099	224,556	4,450,806	—	16,933,978
Additions (1)	1,000,000	3,500,000	3,229,338	—	—	—	7,729,338
Exchange variation (Note 28)	108,310	—	—	—	—	—	108,310
Financial charges (Note 28)	(17,559)	247,381	1,292,376	5,816	282,784	39,488	1,850,286
Business combination - Garliava and Vita IT (Note 2.d)	—	—	589,024	—	—	675,811	1,264,835
Write-offs (cancellation of contracts)	—	—	(67,220)	—	—	—	(67,220)
Write-offs (payments), principal	(50)	(1,000,000)	(2,940,222)	(224,556)	(2,721,392)	(100,000)	(6,986,220)
Write-offs (payments), financial charges	(17,665)	(39,011)	(1,300,792)	(5,816)	(168,227)	—	(1,531,511)
Balance on 12.31.22	1,073,090	3,736,833	12,032,603	—	1,843,971	615,299	19,301,796

(1) The amounts of financing inflows (suppliers), leases and 5G licenses do not have the effect of inflowing resources (cash).